Inventories (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of inventories, net of provision for excess and obsolete inventories

	June 30,	December 31,
	2022	2021

	(in US$’000)
Raw materials	21,611	15,837
Finished goods	24,314	19,918
	45,925	35,755